December 31, 2009

Securities and Exchange Commission 450 Fifth Street, N.W. Judiciary Plaza Washington, D.C. 20548	VIA EDGAR

Attn:  Division of Investment Management

Re:           Satuit Capital Management Trust, File Nos. 811-10103 and 333-45040

Ladies and Gentlemen:

Pursuant to the requirements of Rule 485(a) promulgated under the Securities Act of 1993, as amended, we are, on behalf of Satuit Capital Management Trust (the “Trust”), filing Post-Effective Amendment # 14 (“PEA#14”) to  Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.  This PEA # 14 is being filed to update financial information relating to the Trust's sole series, the Satuit Micro Cap Fund, and to conform the Trust's Registration Statement to the new formatting requirements under recent amendments to Form N-1A.

Since the is the Trust's first filing under the new Form N-1A requirements, this PEA # 14 is being filed for review as required in the adopting release.

This PEA # 14 contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.   Please direct any comments regarding the Trust’s PEA # 14 to me at the below-listed address and phone number.  Thank you for your consideration.

Sincerely,

DRAKE COMPLIANCE, LLC

/s/  David D. Jones
DAVID D. JONES

395 Sawdust Road, Suite 2137, The Woodlands, TX  77380    (P) & (F)  866-862-1719
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